Income Tax - Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 186	$ 180	$ 180
Additions based on tax positions related to the current year	13	13	11
Reductions due to the statute of limitations	(11)	(7)	(11)
Reductions due to settlements	0	0	0
Balance at end of year	$ 188	$ 186	$ 180